Cover	Jun. 28, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 28, 2021
Entity File Number	000-55188
Entity Registrant Name	Benefit Street Partners Realty Trust, Inc.
Entity Central Index Key	0001562528
Entity Tax Identification Number	46-1406086
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	9 West 57th Street
Entity Address, Address Line Two	Suite 4920
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	588-6770
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false